Investments (Components on Income from Investment in Leverage Leases) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Income from Investment in leveraged leases
Income from investment in leases	$ 48	$ 51	$ 60
Less: Income tax expense on leases	17	18	21
Investment income after income tax	31	33	39
Income from investment in leases	20	19	17
Less: Income tax expense on leases	7	7	6
Investment income after income tax	$ 13	$ 12	$ 11